/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending June 30, 2000

MFS Multimarket Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
6/7/00       Shares of        5,000           5.9375           7.01    Paine
             Beneficial                                                Webber
             Interest
6/7/00       Shares of        44,000          6.000            7.01    Paine
             Beneficial                                                Webber
             Interest
6/8/00       Shares of        30,000          6.000            7.01    Paine
             Beneficial                                                Webber
             Interest
6/9/00       Shares of        170,000         6.0625           7.02    Paine
             Beneficial                                                Webber
             Interest
6/9/00       Shares of        250,000         6.125            7.02    Paine
             Beneficial                                                Webber
             Interest
6/12/00      Shares of        120,000         6.25             7.04    Paine
             Beneficial                                                Webber
             Interest
6/13/00      Shares of        30,000          6.1875           7.01    Paine
             Beneficial                                                Webber
             Interest
6/27/00      Shares of        30,000          6.1875           7.02    Paine
             Beneficial                                                Webber
             Interest
6/30/00      Shares of        52,700          6.1875           7.05    Paine
             Beneficial                                                Webber
             Interest

Total Shares Repurchased:  731,700
Remarks: None.

MFS Multimarket Income Trust

by:  W. Thomas London

         W. Thomas London
                                    Treasurer